Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 01, 2016
Registrant Name	dei_EntityRegistrantName	Advisors' Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 01, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jun. 01, 2016
Prospectus Date	rr_ProspectusDate	Jun. 01, 2016
FROST LOW DURATION BOND FUND
Risk Return Abstract	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000890540_SupplementTextBlock

THE ADVISORS' INNER CIRCLE FUND II (THE "TRUST")

FROST LOW DURATION BOND FUND (THE "FUND")

SUPPLEMENT DATED JUNE 1, 2016 TO THE INVESTOR CLASS SHARES PROSPECTUS (THE "INVESTOR CLASS PROSPECTUS"), THE INSTITUTIONAL CLASS SHARES PROSPECTUS (THE "INSTITUTIONAL CLASS PROSPECTUS," AND, TOGETHER WITH THE INVESTOR CLASS PROSPECTUS, THE "PROSPECTUSES") AND THE STATEMENT OF ADDITIONAL INFORMATION (THE "SAI"), EACH DATED NOVEMBER 28, 2015

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES AND SAI.

ON JUNE 1, 2016, A REDUCTION OF THE INVESTMENT ADVISORY FEE OF THE FUND FROM AN ANNUAL FEE OF 0.35% OF THE FUND'S AVERAGE DAILY NET ASSETS TO AN ANNUAL FEE OF 0.30% OF THE FUND'S AVERAGE DAILY NET ASSETS, WHICH WAS APPROVED AT THE MAY 17, 2016 MEETING OF THE BOARD OF TRUSTEES OF THE TRUST, WILL BECOME EFFECTIVE. ACCORDINGLY, EFFECTIVE JUNE 1, 2016, THE FUND'S PROSPECTUSES AND SAI ARE HEREBY AMENDED AND SUPPLEMENTED AS FOLLOWS:

Supplement Closing [Text Block]	ck0000890540_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. FIA-SK-037-0100
FROST LOW DURATION BOND FUND | INVESTOR CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	236
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	418
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 945
FROST LOW DURATION BOND FUND | INSTITUTIONAL CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 48
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	151
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	263
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 591

[1]	Management Fees have been restated to reflect current fees.